UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2016

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
5/31/15 (Unaudited)

COMMON STOCKS (87.6%)(a)
	Shares	Value

Aerospace and defense (0.8%)

Engility Holdings, Inc.	63,400	$1,770,128

Vectrus, Inc.(NON)	46,400	1,164,176

		2,934,304
Air freight and logistics (1.1%)

Atlas Air Worldwide Holdings, Inc.(NON)(S)	42,300	2,304,504

Park-Ohio Holdings Corp.	39,037	1,874,166

		4,178,670
Auto components (1.7%)

Goodyear Tire & Rubber Co. (The)	79,600	2,534,862

Remy International, Inc.	88,800	1,962,480

Stoneridge, Inc.(NON)	131,640	1,570,465

		6,067,807
Banks (14.9%)

Ameris Bancorp	85,723	2,159,362

Banc of California, Inc.	118,458	1,536,400

Berkshire Hills Bancorp, Inc.	66,100	1,812,462

BNC Bancorp	105,000	1,948,800

Chemical Financial Corp.	89,751	2,718,558

Eagle Bancorp, Inc.(NON)	44,090	1,754,341

First Connecticut Bancorp, Inc.	61,500	896,670

First Merchants Corp.	114,300	2,662,047

First NBC Bank Holding Co.(NON)	46,174	1,569,454

Franklin Financial Network, Inc.(NON)	84,697	1,865,028

Fulton Financial Corp.	196,400	2,486,424

German American Bancorp, Inc.	28,913	839,055

Great Western Bancorp, Inc.	85,800	1,988,844

Hanmi Financial Corp.	98,400	2,177,100

Investors Bancorp, Inc.	122,608	1,472,522

Lakeland Financial Corp.	46,700	1,848,853

National Bank Holdings Corp. Class A	34,938	668,015

Old National Bancorp	178,400	2,428,024

Pacific Premier Bancorp, Inc.(NON)	113,200	1,782,900

Popular, Inc. (Puerto Rico)(NON)	56,820	1,846,082

ServisFirst Bancshares, Inc.	73,194	2,565,450

Simmons First National Corp. Class A	44,012	1,894,276

Southside Bancshares, Inc.	60,165	1,615,430

Sterling Bancorp	147,500	1,992,725

Tristate Capital Holdings, Inc.(NON)(S)	168,674	1,965,052

WesBanco, Inc.	52,800	1,670,592

Western Alliance Bancorp(NON)	50,300	1,576,905

Wintrust Financial Corp.	52,200	2,615,220

Yadkin Financial Corp.(NON)	90,400	1,785,400

		54,141,991
Beverages (0.4%)

Cott Corp. (Canada)	150,910	1,447,227

		1,447,227
Biotechnology (1.5%)

Eagle Pharmaceuticals, Inc.(NON)	19,000	1,379,970

Emergent BioSolutions, Inc.(NON)	83,221	2,651,421

PDL BioPharma, Inc.	207,400	1,385,432

		5,416,823
Building products (2.3%)

CaesarStone Sdot-Yam, Ltd. (Israel)(S)	29,436	1,819,734

Continental Building Products, Inc.(NON)	100,443	2,239,879

NCI Building Systems, Inc.(NON)	116,891	1,751,027

PGT, Inc.(NON)	199,943	2,391,318

		8,201,958
Capital markets (0.6%)

Cowen Group, Inc. Class A(NON)(S)	343,754	2,028,149

Silvercrest Asset Management Group, Inc. Class A	16,877	219,401

		2,247,550
Chemicals (3.3%)

American Vanguard Corp.(S)	94,200	1,298,076

Cabot Corp.	35,900	1,488,773

Ferro Corp.(NON)	138,800	2,105,596

Minerals Technologies, Inc.	31,597	2,126,794

Olin Corp.	52,600	1,538,024

OM Group, Inc.	75,353	1,999,869

Orion Engineered Carbons SA (Luxembourg)	80,800	1,628,120

		12,185,252
Commercial services and supplies (2.4%)

ARC Document Solutions, Inc.(NON)	199,000	1,490,510

Deluxe Corp.	37,400	2,387,242

Ennis, Inc.	76,721	1,290,447

Knoll, Inc.	87,300	1,986,948

Pitney Bowes, Inc.	70,900	1,549,165

		8,704,312
Communications equipment (0.6%)

Alliance Fiber Optic Products, Inc.(S)	14,771	285,967

Polycom, Inc.(NON)	140,700	1,895,229

		2,181,196
Construction and engineering (1.0%)

Comfort Systems USA, Inc.	53,600	1,203,320

EMCOR Group, Inc.	32,700	1,483,599

Orion Marine Group, Inc.(NON)	138,700	1,041,637

		3,728,556
Consumer finance (1.2%)

Encore Capital Group, Inc.(NON)(S)	54,440	2,161,812

PRA Group, Inc.(NON)(S)	38,200	2,168,232

		4,330,044
Diversified consumer services (0.7%)

Carriage Services, Inc.(S)	96,400	2,398,432

		2,398,432
Diversified financial services (0.2%)

Gain Capital Holdings, Inc.	66,300	616,590

		616,590
Diversified telecommunication services (0.6%)

Iridium Communications, Inc.(NON)(S)	207,300	2,145,555

		2,145,555
Electric utilities (2.4%)

Empire District Electric Co. (The)	104,700	2,443,698

IDACORP, Inc.	43,500	2,586,945

PNM Resources, Inc.	68,500	1,821,415

Portland General Electric Co.(S)	49,700	1,737,512

		8,589,570
Electronic equipment, instruments, and components (2.4%)

Neonode, Inc.(NON)(S)	234,000	957,060

Newport Corp.(NON)	117,400	2,217,686

Plexus Corp.(NON)	45,600	2,073,888

SuperCom, Ltd. (Israel)(NON)(S)	132,100	1,428,001

SYNNEX Corp.	23,600	1,951,012

		8,627,647
Energy equipment and services (0.5%)

Matrix Service Co.(NON)	82,700	1,395,149

Tidewater, Inc.	24,100	591,414

		1,986,563
Food and staples retail (0.7%)

SpartanNash Co.	88,090	2,753,693

		2,753,693
Food products (0.5%)

B&G Foods, Inc.	60,100	1,859,494

		1,859,494
Gas utilities (0.7%)

Southwest Gas Corp.	48,500	2,641,310

		2,641,310
Health-care equipment and supplies (0.8%)

Alere, Inc.(NON)	54,300	2,800,794

		2,800,794
Health-care providers and services (0.5%)

Ensign Group, Inc. (The)	43,449	2,014,730

		2,014,730
Hotels, restaurants, and leisure (1.6%)

ClubCorp Holdings, Inc.	94,200	2,141,166

Intrawest Resorts Holdings, Inc.(NON)	115,606	1,452,011

Marriott Vacations Worldwide Corp.	26,810	2,366,787

		5,959,964
Household durables (0.8%)

Installed Building Products, Inc.(NON)	58,011	1,243,756

WCI Communities, Inc.(NON)	79,245	1,842,446

		3,086,202
Independent power and renewable electricity producers (0.6%)

Dynegy, Inc.(NON)	72,600	2,347,884

		2,347,884
Insurance (8.2%)

Allied World Assurance Co. Holdings AG	79,100	3,360,959

American Financial Group, Inc.	40,032	2,542,032

AMERISAFE, Inc.	39,700	1,696,778

Endurance Specialty Holdings, Ltd.	29,600	1,799,088

Hanover Insurance Group, Inc. (The)	37,700	2,683,486

Maiden Holdings, Ltd. (Bermuda)(S)	190,000	2,656,200

National General Holdings Corp.	86,600	1,681,772

PartnerRe, Ltd.	21,200	2,786,316

Patriot National, Inc.(NON)	128,531	2,062,923

Reinsurance Group of America, Inc. Class A	38,719	3,622,162

Stancorp Financial Group	31,400	2,330,508

Validus Holdings, Ltd.	60,813	2,609,486

		29,831,710
Internet software and services (1.2%)

j2 Global, Inc.	38,200	2,536,862

Monster Worldwide, Inc.(NON)(S)	298,633	1,812,702

		4,349,564
IT Services (1.6%)

Convergys Corp.	114,800	2,850,484

Global Cash Access Holdings, Inc.(NON)	149,300	1,154,089

Perficient, Inc.(NON)	90,400	1,710,368

		5,714,941
Leisure products (0.8%)

Smith & Wesson Holding Corp.(NON)(S)	190,700	2,805,197

		2,805,197
Machinery (1.1%)

Briggs & Stratton Corp.	112,800	2,153,352

Oshkosh Corp.	35,700	1,790,712

		3,944,064
Media (1.1%)

Live Nation Entertainment, Inc.(NON)	55,600	1,590,160

Madison Square Garden Co. (The) Class A(NON)	13,700	1,170,391

MDC Partners, Inc. Class A	67,350	1,427,820

		4,188,371
Metals and mining (1.5%)

AK Steel Holding Corp.(NON)(S)	257,370	1,353,766

Globe Specialty Metals, Inc.	115,695	2,236,384

Horsehead Holding Corp.(NON)(S)	135,400	1,681,668

		5,271,818
Multi-utilities (0.4%)

Avista Corp.	45,700	1,462,400

		1,462,400
Oil, gas, and consumable fuels (4.4%)

Aegean Marine Petroleum Network, Inc. (Greece)	131,015	1,863,033

Bill Barrett Corp.(NON)(S)	61,200	540,396

Callon Petroleum Co.(NON)	161,384	1,268,478

DHT Holdings, Inc. (Bermuda)	144,900	1,143,261

Energen Corp.	26,700	1,847,640

EP Energy Corp. Class A(NON)(S)	108,000	1,420,200

Gulfport Energy Corp.(NON)	24,600	1,061,736

Midstates Petroleum Co., Inc.(NON)(S)	179,400	218,868

Scorpio Tankers, Inc.	267,935	2,443,567

SM Energy Co.	27,500	1,438,800

Stone Energy Corp.(NON)	54,900	745,542

Teekay Tankers, Ltd. Class A (Bermuda)(S)	202,500	1,366,875

Whiting Petroleum Corp.(NON)	16,513	544,764

		15,903,160
Pharmaceuticals (1.1%)

Medicines Co. (The)(NON)(S)	36,500	1,035,140

Pernix Therapeutics Holdings(NON)(S)	267,700	1,705,249

POZEN, Inc.(NON)	199,200	1,284,840

		4,025,229
Professional services (1.6%)

Heidrick & Struggles International, Inc.	84,300	2,119,302

Kforce, Inc.	76,600	1,685,966

On Assignment, Inc.(NON)	52,000	1,949,480

		5,754,748
Real estate investment trusts (REITs) (7.5%)

AG Mortgage Investment Trust, Inc.(S)	95,100	1,791,684

American Assets Trust, Inc.	43,601	1,715,699

CBL & Associates Properties, Inc.	90,500	1,597,325

Cherry Hill Mortgage Investment Corp.	94,238	1,631,260

Colony Financial, Inc.	83,500	2,142,610

Education Realty Trust, Inc.	36,264	1,194,536

EPR Properties	29,700	1,712,799

Healthcare Trust of America, Inc. Class A	35,450	878,806

iStar Financial, Inc.(NON)	185,100	2,630,271

MFA Financial, Inc.	209,660	1,664,700

One Liberty Properties, Inc.	50,570	1,122,654

Piedmont Office Realty Trust, Inc. Class A	59,500	1,022,805

RAIT Financial Trust	284,200	1,807,512

Summit Hotel Properties, Inc.	265,214	3,543,259

Two Harbors Investment Corp.	177,600	1,898,544

ZAIS Financial Corp.	46,800	821,808

		27,176,272
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A	43,820	1,465,779

		1,465,779
Road and rail (0.5%)

Ryder System, Inc.	19,300	1,768,845

		1,768,845
Semiconductors and semiconductor equipment (2.7%)

Advanced Energy Industries, Inc.(NON)	78,300	2,233,116

Cypress Semiconductor Corp.(NON)	141,115	1,937,509

FormFactor, Inc.(NON)	236,600	2,202,746

Mattson Technology, Inc.(NON)	392,535	1,530,887

Xcerra Corp.(NON)	223,600	1,726,192

		9,630,450
Software (1.0%)

AVG Technologies NV (Netherlands)(NON)	108,589	2,662,602

Glu Mobile, Inc.(NON)	122,000	790,560

		3,453,162
Specialty retail (1.2%)

Ascena Retail Group, Inc.(NON)(S)	85,500	1,263,690

Express, Inc.(NON)	68,900	1,215,396

Office Depot, Inc.(NON)	196,100	1,817,847

		4,296,933
Technology hardware, storage, and peripherals (2.0%)

BancTec, Inc. 144A CVR(F)	160,833	—

Logitech International SA (Switzerland)(S)	117,310	1,880,479

QLogic Corp.(NON)	200,500	3,111,760

Quantum Corp.(NON)	1,030,300	2,101,812

		7,094,051
Textiles, apparel, and luxury goods (0.5%)

Steven Madden, Ltd.(NON)	46,600	1,760,548

		1,760,548
Thrifts and mortgage finance (2.8%)

BofI Holding, Inc.(NON)(S)	15,000	1,412,400

Meta Financial Group, Inc.	51,700	2,074,721

NMI Holdings, Inc. Class A(NON)	172,000	1,363,960

Provident Financial Services, Inc.	140,700	2,557,926

Walker & Dunlop, Inc.(NON)	110,449	2,719,254

		10,128,261
Trading companies and distributors (1.2%)

H&E Equipment Services, Inc.	54,353	1,186,526

Rush Enterprises, Inc. Class A(NON)	68,500	1,820,045

Stock Building Supply Holdings, Inc.(NON)	83,414	1,393,851

		4,400,422

Total common stocks (cost $275,788,929)		$318,020,043

INVESTMENT COMPANIES (3.7%)(a)
	Shares	Value

American Capital, Ltd.(NON)	152,500	$2,165,500

Hercules Technology Growth Capital, Inc.(S)	199,853	2,564,114

Solar Capital, Ltd.	124,365	2,377,859

TCP Capital Corp.	134,319	2,178,654

TPG Specialty Lending, Inc.(S)	115,501	2,094,033

TriplePoint Venture Growth BDC Corp.	161,073	2,190,593

Total investment companies (cost $14,231,829)		$13,570,753

SHORT-TERM INVESTMENTS (18.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.23%(d)	35,531,070	$35,531,070

Putnam Short Term Investment Fund 0.07%(AFF)	31,908,235	31,908,235

Total short-term investments (cost $67,439,305)		$67,439,305

TOTAL INVESTMENTS

Total investments (cost $357,460,063)(b)		$399,030,101

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2015 through May 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $362,873,059.
(b)	The aggregate identified cost on a tax basis is $357,679,897, resulting in gross unrealized appreciation and depreciation of $55,615,807 and $14,265,603, respectively, or net unrealized appreciation of $41,350,204.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$36,101,320	$38,347,494	$42,540,579	$6,398	$31,908,235
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $35,531,070, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $34,340,418. Certain of these securities were sold prior to the close of the reporting period.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,857,585 to cover the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$30,563,454	$—	$—
Consumer staples	6,060,414	—	—
Energy	17,889,723	—	—
Financials	129,938,197	—	—
Health care	14,257,576	—	—
Industrials	43,615,879	—	—
Information technology	41,051,011	—	—**
Materials	17,457,070	—	—
Telecommunication services	2,145,555	—	—
Utilities	15,041,164	—	—
Total common stocks	318,020,043	—	—
Investment companies	13,570,753	—	—
Short-term investments	31,908,235	35,531,070	—

Totals by level	$363,499,031	$35,531,070	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 29, 2015